FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Balance Sheet Classification (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	$ 689	$ 120
Non-current derivative financial assets	861	1,431
Derivative financial assets	1,136	895	$ 1,011
Non-current derivative financial liabilities	(398)	(189)
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,550	1,551
Derivative financial liabilities	$ (414)	$ (656)